Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jul. 02, 2021
Class A Common Stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	464,103,972
Common stock, shares outstanding	464,103,972
Class B Common Stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	9,980,906
Common stock, shares outstanding	9,980,906
Class V Common Stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	175,000,000
Common stock, shares issued	77,459,687
Common stock, shares outstanding	77,459,687
Class Z Common Stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	12,900,000
Common stock, shares issued	5,595,577	8,671,507
Common stock, shares outstanding	5,595,577